Other disclosures - Spain Real Estate Business Concentration Information (Details) - Construction and property development - Spain € in Millions	Jun. 30, 2020 EUR (€)
Distribution of portfolio
Financial assets	€ 2,936
Gross carrying amount
Distribution of portfolio
Financial assets	3,031
Gross carrying amount | Without collateral
Distribution of portfolio
Financial assets	148
Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	2,883
Gross carrying amount | Buildings | With property collateral
Distribution of portfolio
Financial assets	1,695
Gross carrying amount | Buildings | Residential Property Collateral
Distribution of portfolio
Financial assets	1,000
Gross carrying amount | Buildings | Non-residential Property Collateral
Distribution of portfolio
Financial assets	695
Gross carrying amount | Construction in progress | With property collateral
Distribution of portfolio
Financial assets	1,082
Gross carrying amount | Construction in progress | Residential Property Collateral
Distribution of portfolio
Financial assets	1,020
Gross carrying amount | Construction in progress | Non-residential Property Collateral
Distribution of portfolio
Financial assets	62
Gross carrying amount | Land [member] | With property collateral
Distribution of portfolio
Financial assets	106
Gross carrying amount | Land [member] | Developed Land Collateral
Distribution of portfolio
Financial assets	65
Gross carrying amount | Land [member] | Undeveloped Land Collateral
Distribution of portfolio
Financial assets	€ 41